8. Condensed Financial Information of Focus (Details - Balance Sheet) - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Mar. 31, 2014
Current Assets:
Cash and cash equivalents	$ 423,504	$ 832,013	$ 148,969	$ 78,005	$ 136	$ 7,408
Prepaid expenses	10,426	14,961		11,865
Total current assets	510,549	1,005,437		89,870
Property and equipment, net	4,032	1,408		0
Other assets
Investment in Perfecular Inc.	0	0
Deposits	24,726	24,726		23,096
Total Assets	539,307	1,031,571		112,966
Current Liabilities:
Accounts payable and accrued liabilities	311,620	275,925		8,853
Due to Perfecular Inc.	0	63,369		20,000
Income taxes payable	800	800		0
Other current liabilities	4,400	0
Total current liabilities	316,820	499,656		141,780
Noncurrent Liabilities:
Deferred rent	819	911		0
Total Liabilities	317,639	500,567		141,780
Stockholders' Equity:
Common stock, par value $0.001 per share, 75,000,000 shares authorized; 34,574,706 shares issued and outstanding as of September 30, 2016 and December 31, 2015	34,575	34,575		6,580
Additional paid-in capital	713,239	713,239		71,801
Accumulated deficit	(526,146)	(216,810)		(107,195)
Total stockholders' equity	221,668	531,004		(28,814)		$ (15,854)
Total Liabilities and Stockholder's Equity:	539,307	1,031,571		$ 112,966
Focus Universal, Inc. [Member]
Current Assets:
Cash and cash equivalents	17,942	5,681
Prepaid expenses	9,896	14,961
Total current assets	27,838	20,642
Property and equipment, net	1,162	1,408
Other assets
Investment in Perfecular Inc.	469,485	669,433
Deposits	24,726	24,726
Total Assets	523,211	716,209
Current Liabilities:
Accounts payable and accrued liabilities	21,861	5,745
Due to Perfecular Inc.	273,663	177,749
Income taxes payable	800	800
Other current liabilities	4,400	0
Total current liabilities	300,724	184,294
Noncurrent Liabilities:
Deferred rent	819	911
Total Liabilities	301,543	185,205
Stockholders' Equity:
Common stock, par value $0.001 per share, 75,000,000 shares authorized; 34,574,706 shares issued and outstanding as of September 30, 2016 and December 31, 2015	34,575	34,575
Additional paid-in capital	713,239	713,239
Accumulated deficit	(526,146)	(216,810)
Total stockholders' equity	221,668	531,004
Total Liabilities and Stockholder's Equity:	$ 523,211	$ 716,209